Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Time charter revenue	$ 218,912,526	$ 195,779,495	$ 189,630,465
Voyage charter revenue	473,055	0	0
Commissions (including $2,370,381, $2,350,919 and $2,587,722, respectively, to related party)	(6,488,268)	(6,422,112)	(6,936,221)
Net revenue	212,897,313	189,357,383	182,694,244
Operating expenses / (income)
Voyage expenses	1,975,569	1,284,375	2,476,854
Vessel operating expenses (including $353,842, $344,624 and $432,409, respectively, to related party)	46,685,920	42,004,155	37,667,191
Dry-docking expenses	10,537,928	3,373,648	9,506,675
Vessel depreciation	26,367,517	22,835,469	18,522,217
Related party management fees	7,067,408	5,720,831	4,920,063
General and administrative expenses (including $2,420,000, $2,650,000 and $2,850,000, respectively, to related party)	5,938,870	4,744,907	4,571,030
Net gain on sale of vessel (including $0, $142,266 and $100,000, respectively, to related party)	(5,692,653)	(5,158,370)	0
Asset Impairment Charges	0	13,832,716	0
Other operating income	0	(2,727,114)	(1,610,000)
Gain on time charter agreements termination	0	(15,984,253)	0
Total operating expenses, net	92,880,559	69,926,364	76,054,030
Operating income	120,016,754	119,431,019	106,640,214
Other (expenses)/ income
Interest and other financing costs	(10,620,703)	(6,431,007)	(5,072,619)
Gain on derivatives, net	1,001,754	178,128	4,355,657
Foreign exchange gain / (loss)	18,633	(33,634)	54,235
Interest income	2,359,240	1,404,773	267,429
Other expenses, net	(7,241,076)	(4,881,740)	(395,298)
Net income	$ 112,775,678	$ 114,549,279	$ 106,244,916
Weighted average number of shares outstanding during the year, basic (in shares)	6,938,204	6,931,280	7,181,561
Earnings per share, basic (in dollars per share)	$ 16.25	$ 16.53	$ 14.79
Weighted average number of shares outstanding during the year, diluted (in shares)	6,961,266	6,936,060	7,190,107
Earnings per share, diluted (in dollars per share)	$ 16.2	$ 16.52	$ 14.78